Convertible Debentures (Details) - DeepGreen Metals Inc. [Member] - USD ($)	1 Months Ended		6 Months Ended
	Feb. 28, 2021	Feb. 18, 2021	Jun. 30, 2021
Convertible Debentures (Details) [Line Items]
Total debentures financing	$ 26,000,000
Interest rate percentage	7.00%
Conversion price per share (in Dollars per share)	$ 10
Principal amount		$ 500,000
Common share (in Shares)		50,000
Accrued interest on convertible debentures			$ 660,589
Reserved common shares (in Shares)			2,594,014
Consisting principal amount			$ 25,500,000
Accrued interest			$ 440,137
Series of Individually Immaterial Business Acquisitions [Member]
Convertible Debentures (Details) [Line Items]
Conversion price per share (in Dollars per share)	10
Common Stock [Member]
Convertible Debentures (Details) [Line Items]
Conversion price per share (in Dollars per share)	$ 10